Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,890	$ 12,046
Less accumulated depreciation	(10,809)	(9,725)
Property and equipment, net	2,081	2,321
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,019	9,309
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,194	1,118
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,677	$ 1,619